Inventories, net	12 Months Ended
Dec. 31, 2019
Inventories, net
Inventories, net

Note 9—Inventories, net

“Inventories, net” consisted of the following:

	December 31,
($ in millions)	2019	2018
Raw materials	1,760	1,823
Work in process	819	837
Finished goods	1,499	1,525
Advances to suppliers	106	99
Total	4,184	4,284